Share capital (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Vote shares	Dec. 31, 2025 £ / shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2005 £ / shares	Dec. 31, 2004 £ / shares
Share capital
Nominal value per share | £ / shares		£ 0.01					£ 0.01	£ 1
Number of votes per share | Vote	1
Number of shares issued in relation to employee share schemes	1,500,000
Share capital | $	$ 41		$ 41	[1]	$ 41
Number of shares issued	2,526,039,885		2,524,539,885

[1]	Refer to foreign currency translation in material accounting policies section.